Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The Company has revenue from four major components: molecular information services, LAESI instrument platform, research products, and grants and other collaboration revenues. Revenue by component was as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
Molecular Information Services	$104,600	$29,035	$334,545	$143,485
LAESI Instrument Platform	274,750	66,390	593,250	502,084
Research Products	108,053	83,050	323,755	292,511
Grants and Other Collaborations	30,166	-	80,680	-
Gross Revenue	$517,569	$178,475	$1,332,230	$938,080

Summary of Trade and Other Receivables [Table Text Block]
Other receivables, which reflect amounts due from non-trade activity, consist of the following at:

	September 30, 2014	December 31, 2013
French government R&D credit	$-	$400,379
French payroll taxes receivable	33,557	34,899
Other receivables – current	$33,557	$435,278

Deposits	$21,887	$23,249
Other receivables – noncurrent	$21,887	$23,249

Other receivables, which reflect amounts due from non-trade activity, consist of the following at:

	December 31, 2013	December 31, 2012
French government R&D credit	$435,278	$282,036
Employee loan	-	4,000
Stock subscription and Other	-	22,898
Other receivables - current	$435,278	$308,934

Deposits	$23,249	$22,555
Other receivables - noncurrent	$23,249	$22,555

Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Other payables and accrued expenses, which reflect amounts due from non-trade activity, consist of the following at:

	September 30, 2014	December 31, 2013
Accrued expenses	$445,812	$653,047
Accrued interest	251,087	39,911
Accrued warranties	81,250	81,250
Accrued payroll and benefits	285,322	286,979
Unearned revenue	37,900	7,980
Other payables and accrued expenses	$1,101,371	$1,069,167

Other payables and accrued expenses, which reflect amounts due from non-trade activity, consist of the following at:

	December 31, 2013	December 31, 2012
Accrued expenses	$653,047	$202,165
Accrued interest	39,911	224,804
Accrued warranties	81,250	-
Accrued payroll and benefits	286,979	304,001
Unearned revenue	7,980	33,490
Other payables and accrued expenses	$1,069,167	$764,460

Fair Value Inputs, Instruments Classified in Shareholders Equity, Quantitative Information [Table Text Block]
A range of key quantitative assumptions related to the common stock and warrants that include “Down Round Protection” are as follows:

	September 30, 2014
	Expected Life (Years)	Risk Free Rate	Volatility	Probability of a Capital Raise

Derivative liabilities	<1 – 4.58	1.07%	76.00%	100%

A range of key quantitative assumptions related to the common stock and warrants issued during 2013 are as follows:

	December 31, 2013
	Expected Life (Years)	Risk Free Rate	Volatility	Probability of a Capital Raise
Derivative liabilities	1-5	0.13-1.75%	83.3 - 88.3%	100%

Fair Value, by Balance Sheet Grouping [Table Text Block]
The derivative liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at September 30, 2014
	Carrying Value	Level 1	Level 2	Level 3
Derivative liabilities – common stock	$2,466,535	-	-	$2,466,535
Derivative liabilities – warrants	237,076	-	-	237,076
Total	$2,703,611	-	-	$2,703,611

	Fair Value Measurements at December 31, 2013
	Carrying Value	Level 1	Level 2	Level 3
Derivative liabilities – common stock	$558,799	-	-	$558,799
Derivative liabilities – warrants	64,788	-	-	64,788
Total	$623,587	-	-	$623,587

The derivative liabilities measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2013
	Carrying Value	Level 1	Level 2	Level 3
Derivative liabilities - common stock	$558,799	-	-	$558,799
Derivative liabilities - warrants	64,788	-	-	64,788
Total	$623,587	-	-	$623,587

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
The table below provides a summary of the changes in fair value of the derivative liabilities measured at fair value on a recurring basis:

	Nine Months Ended September 30, 2014
	Derivative Liabilities - Common Stock	Derivative Liabilities - Warrants	Total Fair Value Measurements Using Level 3 Inputs
Balance at January 1, 2014	$558,799	$64,788	$623,587
Issuance of warrants	-	689	689
Unrealized (gain) loss on derivative liabilities	1,907,736	171,599	2,079,335
Recognition of derivative liabilities	-	-	-
Balance at September 30, 2014	$2,466,535	$237,076	$2,703,611

	Year Ended December 31, 2013
	Derivative Liabilities - Common Stock	Derivative Liabilities - Warrants	Total Fair Value Measurements Using Level 3 Inputs
Beginning balance at January 1, 2013	$-	$-	$-
Issuance of warrants	-	45,685	45,685
Unrealized (gain) loss on derivative liabilities	(257,846)	(122,140)	(379,986)
Recognition of derivative liabilities	816,645	141,243	957,888
Balance at December 31, 2013	$558,799	$64,788	$623,587

The table below provides a summary of the changes in fair value of the derivative liabilities measured at fair value on a recurring basis:

	Year Ended December 31, 2013
	Derivative liabilities - Common Stock	Derivative liabilities - Warrants	Total Fair Value Measurements Using Level 3 Inputs
Beginning balance	$-	$-	$-
Issuance of warrants	-	45,685	45,685
Unrealized (gain) loss on derivative liabilities	(257,846)	(122,140)	(379,986)
Recognition of derivative liabilities	816,645	141,243	957,888
Ending balance	$558,799	$64,788	$623,587

Schedule of Inventory, Current [Table Text Block]	Inventory consists of the following at:
Inventory:	September 30, 2014	December 31, 2013
Finished goods	$31,138	$360,607
Work in progress	231,081	104,727
Total Inventory	$262,219	$465,334

Finished goods and work in progress consist primarily of specifically identifiable items that are valued at the lower of cost or fair market value using the first-in, first-out (FIFO) method. Inventory consists of the following at:

Inventory:	December 31, 2013	December 31, 2012
Finished goods	$360,607	$104,153
Work in progress	104,727	801,033
Total Inventory	$465,334	$905,186

Property Plant And Equipment Useful Life [Table Text Block]
Property and equipment and leasehold improvements are capitalized at cost and depreciated using the straight-line method (the Company used the double-declining balance method for property and equipment placed in service prior to January 2011) over estimated lives as follows:

Equipment	5 - 10 years
Vehicle	5 years
Leasehold improvements	3 years
Software	3 years

Property and equipment and leasehold improvements are capitalized at cost and depreciated using the straight-line method (the Company used the double-declining balance method for property and equipment placed in service prior to January 2011) over estimated lives as follows:

Equipment	5 - 10 years
Vehicle	5 years
Leasehold improvements	3 years
Software	3 years

Property, Plant and Equipment [Table Text Block]
Property and equipment consists of the following at:

	September 30, 2014	December 31, 2013
Lab equipment	$7,390,382	$6,620,662
Computer equipment	600,318	563,976
Office equipment	248,490	248,490
Leasehold improvements	477,682	477,682
	8,716,872	7,910,810
Accumulated depreciation	(5,626,523)	(5,024,634)
Property and equipment, net	$3,090,349	$2,886,176

Property and equipment consists of the following at:

	December 31, 2013	December 31, 2012
Lab equipment	$6,620,662	$5,898,489
Computer equipment	563,976	389,720
Office equipment and vehicle	248,490	277,216
Leasehold improvements	477,682	465,790
	7,910,810	7,031,215
Accumulated depreciation	(5,024,634)	(4,240,751)
Property and equipment, net	$2,886,176	$2,790,464